Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net
Property and Equipment, Net

(8) Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2015 and 2014 (in millions):

	2015	2014
Computer equipment and software	$74.1	$66.2
Office furniture and fixtures	2.2	1.9
Leasehold improvements	8.8	9.9
Total property and equipment	85.1	78.0
Less accumulated depreciation	(55.5)	(49.0)
Property and equipment, net	$29.6	$29.0

Depreciation expense was $13.9 million, $18.1 million and $9.3 million for the years ended December 31, 2015, 2014 and 2013, respectively.